Note 28 - Non Controlling Interest (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	€ 475	€ 528
BBVA Colombia Group
Non Controllling Interest Line Items
Total Non Controlling Interests	70		€ 67
Profit Loss Attributable To Non controlling Interests	5	5
BBVA Chile [Member]
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	2	2
BBVA Peru [Member]
Non Controllling Interest Line Items
Total Non Controlling Interests	1,206		1,167
Profit Loss Attributable To Non controlling Interests	115	99
BBVA Venezuela [Member]
Non Controllling Interest Line Items
Total Non Controlling Interests	69		67
Profit Loss Attributable To Non controlling Interests	2	0
BBVA Argentina [Member]
Non Controllling Interest Line Items
Total Non Controlling Interests	426		352
Profit Loss Attributable To Non controlling Interests	60	12
Garanti Turkiye Bankasi Group
Non Controllling Interest Line Items
Total Non Controlling Interests	4,018		4,058
Profit Loss Attributable To Non controlling Interests	291	383
Other Entities [Member]
Non Controllling Interest Line Items
Total Non Controlling Interests	50		53
Profit Loss Attributable To Non controlling Interests	0	26
Total
Non Controllling Interest Line Items
Total Non Controlling Interests	5,839		€ 5,764
Profit Loss Attributable To Non controlling Interests	€ 475	€ 528